Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000161384
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Class A
Trading Symbol	AAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	1.94%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Class A shares gained 18.53% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$9,576	$10,587	$10,941	$10,872
Sep-2017	$10,619	$10,769	$12,044	$11,477
Sep-2018	$11,393	$10,981	$12,854	$11,900
Sep-2019	$11,073	$11,556	$13,350	$12,566
Sep-2020	$11,235	$12,179	$14,215	$13,311
Sep-2021	$13,026	$12,611	$16,800	$14,775
Sep-2022	$10,895	$10,582	$13,758	$12,186
Sep-2023	$11,862	$11,193	$15,167	$13,027
Sep-2024	$14,060	$12,368	$18,295	$15,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	18.53%	4.89%	4.66%
With Load	11.71%	3.66%	3.95%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 47,901,829	$ 47,901,829
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 430,447
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Material Fund Change [Text Block]
C000161385
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Institutional
Trading Symbol	AAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$168	1.54%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Institutional Class shares gained 18.74% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$101,600	$105,874	$109,409	$108,724
Sep-2017	$112,668	$107,691	$120,446	$114,770
Sep-2018	$120,879	$109,808	$128,546	$119,000
Sep-2019	$117,482	$115,555	$133,502	$125,663
Sep-2020	$119,366	$121,791	$142,152	$133,110
Sep-2021	$138,393	$126,113	$168,003	$147,749
Sep-2022	$115,754	$105,820	$137,581	$121,858
Sep-2023	$126,020	$111,929	$151,669	$130,270
Sep-2024	$149,633	$123,677	$182,950	$151,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	18.74%	4.96%	4.69%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 47,901,829	$ 47,901,829
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 430,447
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Material Fund Change [Text Block]
C000161386
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Investor Class
Trading Symbol	AAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$293	2.69%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Investor Class shares gained 17.65% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,110	$10,587	$10,941	$10,872
Sep-2017	$11,130	$10,769	$12,044	$11,477
Sep-2018	$11,855	$10,981	$12,854	$11,900
Sep-2019	$11,448	$11,556	$13,350	$12,566
Sep-2020	$11,530	$12,179	$14,215	$13,311
Sep-2021	$13,258	$12,611	$16,800	$14,775
Sep-2022	$11,013	$10,582	$13,758	$12,186
Sep-2023	$11,897	$11,193	$15,167	$13,027
Sep-2024	$13,997	$12,368	$18,295	$15,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	17.65%	4.10%	3.90%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 47,901,829	$ 47,901,829
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 430,447
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Material Fund Change [Text Block]
C000161387
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Class A
Trading Symbol	ACMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	1.95%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Class A shares gained 15.69% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$9,293	$10,587	$10,941	$10,872
Sep-2017	$10,185	$10,769	$12,044	$11,477
Sep-2018	$10,717	$10,981	$12,854	$11,900
Sep-2019	$10,377	$11,556	$13,350	$12,566
Sep-2020	$10,556	$12,179	$14,215	$13,311
Sep-2021	$12,010	$12,611	$16,800	$14,775
Sep-2022	$10,588	$10,582	$13,758	$12,186
Sep-2023	$11,273	$11,193	$15,167	$13,027
Sep-2024	$13,041	$12,368	$18,295	$15,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	15.69%	4.68%	3.77%
With Load	9.06%	3.44%	3.07%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 25,934,845	$ 25,934,845
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 208,655
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Material Fund Change [Text Block]
C000161388
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Institutional
Trading Symbol	ACMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Institutional class shares gained 15.79% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$98,600	$105,874	$109,409	$108,724
Sep-2017	$108,057	$107,691	$120,446	$114,770
Sep-2018	$113,709	$109,808	$128,546	$119,000
Sep-2019	$110,097	$115,555	$133,502	$125,663
Sep-2020	$112,214	$121,791	$142,152	$133,110
Sep-2021	$127,673	$126,113	$168,003	$147,749
Sep-2022	$112,559	$105,820	$137,581	$121,858
Sep-2023	$119,837	$111,929	$151,669	$130,270
Sep-2024	$138,758	$123,677	$182,950	$151,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	15.79%	4.74%	3.80%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 25,934,845	$ 25,934,845
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 208,655
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Material Fund Change [Text Block]
C000161389
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Investor
Trading Symbol	ACMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$290	2.70%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's Investor class shares gained 14.78% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Line Graph [Table Text Block]
	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,810	$10,587	$10,941	$10,872
Sep-2017	$10,671	$10,769	$12,044	$11,477
Sep-2018	$11,152	$10,981	$12,854	$11,900
Sep-2019	$10,705	$11,556	$13,350	$12,566
Sep-2020	$10,816	$12,179	$14,215	$13,311
Sep-2021	$12,219	$12,611	$16,800	$14,775
Sep-2022	$10,691	$10,582	$13,758	$12,186
Sep-2023	$11,296	$11,193	$15,167	$13,027
Sep-2024	$12,965	$12,368	$18,295	$15,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	14.78%	3.90%	3.00%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Performance Inception Date		Dec. 18, 2015
AssetsNet	$ 25,934,845	$ 25,934,845
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 208,655
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Material Fund Change [Text Block]